UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05617

SCM Trust

(Exact name of registrant as specified in charter)

1875 Lawrence Street, Suite 300

Denver, CO 80202

(Address of principal executive offices) (Zip code)

Steve Rogers

1875 Lawrence Street, Suite 300

Denver, CO 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988.

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS

SEMI-ANNUAL REPORT

June 30, 2019

Shelton BDC Income Fund

Shelton Real Estate Income Fund

Shelton International Select Equity Fund

Beginning on May 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.sheltoncap.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on May 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800-955-9988 to let the Funds know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.sheltoncap.com.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of The SCM Trust which contains information about the management fee and other costs. Investments in shares of The SCM Trust are neither insured nor guaranteed by the U.S. Government.

Table of Contents	June 30, 2019

About Your Fund’s Expenses	2
Top Holdings and Sector Breakdown	3
Portfolio of Investments	4
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	12
Notes to Financial Statements	18
Additional Information	22
Board of Trustees and Executive Officers	23
Board Approval of the Investment Advisory Agreement	24

About Your Fund’s Expenses (Unaudited)	June 30, 2019

The Funds’ advisor, Shelton Capital Management (“Shelton Capital”), believes it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Funds’ gross income, directly reduce the investment return of the Funds. The Funds’ expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The first line of the tables below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. There is a redemption fee of 2% for shares of the Greater China Fund purchased that are held for 90 days or less from the date of purchase.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value January 1, 2019 (in U.S. Dollars)	Ending Account Value June 30, 2019 (in U.S. Dollars)	Expenses Paid During Period* (in U.S. Dollars)	Net Annual Expense Ratio
BDC Income Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,153	$ 54.82	10.27%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 974	$ 50.27	10.27%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,155	$ 56.21	10.52%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 973	$ 51.46	10.52%

Real Estate Income Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,179	$ 6.27	1.16%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 5.81	1.16%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,177	$ 7.61	1.41%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 7.05	1.41%

International Select Equity Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,163	$ 6.27	1.17%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 5.86	1.17%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,162	$ 7.40	1.38%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 6.90	1.38%

*	Expenses are equal to the Fund’s expense ratio annualized.

Top Holdings and Sector Breakdown (Unaudited)	June 30, 2019

Shelton BDC Income Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Ares Capital Corp	$1,291,697	18.7%
2	TriplePoint Venture Growth BDC Corp	748,185	10.8%
3	FS KKR Capital Corp	635,336	9.2%
4	Saratoga Investment Corp	510,000	7.4%
5	TPG Specialty Lending Inc	509,600	7.4%
6	Solar Capital Ltd	502,349	7.3%
7	Apollo Investment Corp	476,781	6.9%
8	Barings BDC Inc	431,976	6.3%
9	Oaktree Strategic Income Corp	428,431	6.2%
10	Main Street Capital Corp	427,648	6.2%

Shelton Real Estate Income Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Blackstone Mortgage Trust Inc	$490,610	8.5%
2	Sun Communities Inc	434,564	7.6%
3	Alexandria Real Estate Equities Inc	428,914	7.5%
4	Crown Castle International Corp	374,105	6.5%
5	Equinix Inc	353,003	6.1%
6	Duke Realty Corp	283,700	4.9%
7	CyrusOne Inc	262,915	4.6%
8	CubeSmart	256,485	4.5%
9	Equity Residential	242,185	4.2%
10	Apollo Commercial Real Estate Finance Inc	241,038	4.2%

Shelton International Select Equity Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	AIA Group Ltd	$2,569,827	4.4%
2	Bangkok Bank PCL	2,112,155	3.6%
3	Bank Rakyat Indonesia Persero Tbk PT	2,044,918	3.5%
4	Nestle SA	2,030,156	3.5%
5	adidas AG	1,961,774	3.4%
6	Givaudan SA	1,899,520	3.3%
7	Unilever NV	1,893,614	3.3%
8	Santen Pharmaceutical Co Ltd	1,774,397	3.0%
9	L’Oreal SA	1,742,711	3.0%
10	MTU Aero Engines AG	1,712,995	2.9%

Shelton BDC Income Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2019

Security Description	Shares	Value
Common Stock (92.76%)

Financial (92.76%)
Diversified Financial Services (0.95%)
Newstar Financial Inc CVR*,(a)	100,410	$65,668

Investment Company (91.80%)
Apollo Investment Corp	30,176	476,781
Ares Capital Corp	72,001	1,291,697
Barings BDC Inc	43,900	431,976
BlackRock TCP Capital Corp	20,200	287,850
FS KKR Capital Corp	106,600	635,336
Goldman Sachs BDC Inc	8,880	174,670
Main Street Capital Corp	10,400	427,648
Medley Management Inc	49,500	121,770
New Mountain Finance Corp	20,400	284,988
Oaktree Strategic Income Corp	50,463	428,431
Solar Capital Ltd	24,469	502,349
TPG Specialty Lending Inc	26,000	509,600
TriplePoint Venture Growth BDC Corp	52,578	748,185
		6,321,281

Total Common Stock (Cost $6,287,894)		6,386,949

Security Description	Shares	Value
Preferred Stock (7.41%)

Financial (7.41%)
Investment Company (7.41%)
Saratoga Investment Corp, 6.250% (cost $495,000)	20,000	$510,000

Total Investments (Cost $6,782,894)(b) (100.16%)		$6,896,949
Liabilities in Excess of Other Assets (-0.16%)		(11,310)
Net Assets (100.00%)		$6,885,639

*	Non-income producing security.

(a)	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.95% of net assets. The total value of the fair value security is $65,668.

(b)	Aggregate cost for federal income tax purpose is $6,851,069

At June 30, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$317,435
Unrealized depreciation	(271,555)
Net unrealized appreciation	$45,880

See accompanying notes to financial statements.

Shelton Real Estate Income Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2019

Security Description	Shares	Value
Common Stock (97.84%)

Financial (97.84%)
REITS- Diversified (2.66%)
Liberty Property Trust	3,080	$154,123

REITS- Health Care (2.87%)
Healthcare Trust of America Inc	6,056	166,116

REIT- Hotel & Resort (7.71%)
Host Hotels & Resorts Inc	13,060	237,953
Sunstone Hotel Investors Inc	15,250	209,078
		447,031
REIT- Industrial (4.89%)
Duke Realty Corp	8,975	283,700

REIT-Mortgage (15.03%)
Apollo Commercial Real Estate Finance Inc	13,107	241,038
Blackstone Mortgage Trust Inc	13,789	490,610
Starwood Property Trust Inc	6,156	139,864
		871,512
REIT-Office (7.40%)
Alexandria Real Estate Equities Inc	3,040	428,914

REIT-Residential (15.54%)
American Homes 4 Rent	2,178	52,947
AvalonBay Communities Inc	843	171,281
Equity Residential	3,190	242,185
Sun Communities Inc	3,390	434,564
		900,977
REIT-Retail (13.30%)
Brixmor Property Group Inc	8,170	146,080
Retail Value Inc	297	10,336
Simon Property Group Inc	1,445	230,853
SITE Centers Corp	10,974	145,296
Tanger Factory Outlet Centers Inc	14,700	238,287
		770,852

Security Description	Shares	Value
REIT-Specialized (28.45%)
CoreSite Realty Corp	1,520	$175,058
Crown Castle International Corp	2,870	374,105
CubeSmart	7,670	256,485
CyrusOne Inc	4,555	262,915
EPR Properties	3,051	227,574
Equinix Inc	700	353,003
		1,649,140

Total Common Stock (Cost $5,001,877)		5,672,365

Preferred Stock (1.35%)

Financial (1.35%)
REIT-Retail (1.35%)
Cedar Realty Trust Inc, 7.250% (cost $72,889)	3,171	78,007

Total Investments (Cost $5,074,766)(a) (99.19%)		$5,750,372
Other Net Assets (0.81%)		47,200
Net Assets (100.00%)		$5,797,572

(a)	Aggregate cost for federal income tax purpose is $5,080,269

At June 30, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$836,272
Unrealized depreciation	(166,169)
Net unrealized appreciation	$670,103

See accompanying notes to financial statements.

Shelton International Select Equity Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2019

Security Description	Shares	Value
Common Stock (92.12%)

Belgium (2.52%)
KBC Group NV	22,480	$1,475,597

Canada (1.93%)
Constellation Software Inc	1,200	1,133,423

China (3.89%)
Alibaba Group Holding Ltd*	4,655	788,790
Ping An Insurance Group Co of China Ltd	124,100	1,489,994

Total China		2,278,784

Colombia (2.67%)
Bancolombia SA	30,670	1,565,397

Denmark (2.73%)
Ambu A/S	98,600	1,599,956

Finland (2.34%)
Nokia OYJ	273,868	1,372,079

France (13.51%)
L’Oreal SA	6,109	1,742,711
Thales SA	12,800	1,583,753
BNP Paribas SA	22,778	1,083,367
Safran SA	9,605	1,409,384
TOTAL SA	15,371	862,534
Valeo SA	38,150	1,242,534

Total France		7,924,283

Germany (8.87%)
adidas AG	6,345	1,961,774
Beiersdorf AG	12,680	1,524,141
MTU Aero Engines AG	7,180	1,712,995

Total Germany		5,198,910

Great Britain (9.45%)
Intertek Group PLC	23,160	1,621,756
Rio Tinto PLC	11,250	701,325
Unilever NV	31,186	1,893,614
Royal Dutch Shell PLC	40,447	1,324,244

Total Great Britain		5,540,939

Hong Kong (2.22%)
Techtronic Industries Co Ltd	170,000	1,301,248
AIA Group Ltd	238,300	2,569,827
		3,871,075
Indonesia (3.49%)
Bank Rakyat Indonesia Persero Tbk PT	6,626,050	2,044,918

Security Description	Shares	Value
Ireland (2.39%)
CRH PLC	42,951	$1,403,303

Japan (9.19%)
Daikin Industries Ltd	8,400	1,096,584
ITOCHU Corp	82,800	1,583,529
Komatsu Ltd	38,600	931,502
Santen Pharmaceutical Co Ltd	107,100	1,774,397

Total Japan		5,386,012

Netherlands (2.52%)
ASML Holding NV	7,114	1,479,214

Norway (2.62%)
Aker BP ASA	53,506	1,535,009

Singapore (2.85%)
DBS Group Holdings Ltd	86,950	1,668,371

Switzerland (8.72%)
Givaudan SA	672	1,899,520
Nestle SA	19,634	2,030,156
dormakaba Holding AG	1,631	1,183,521

Total Switzerland		5,113,197

Taiwan (2.24%)
Taiwan Semiconductor Manufacturing Co Ltd	33,560	1,314,545

Thailand (3.60%)
Bangkok Bank PCL	325,500	2,112,155

Total Common Stock (Cost $45,807,891)		54,017,167

United States Treasury Bills (7.16%)
0.000%, 7/9/19 (cost $4,197,540)	4,200,000	4,197,539

Total Investments (Cost $50,005,431)(a) (99.28%)		$58,214,706
Other Net Assets (0.72%)		422,643
Net Assets (100.00%)		$58,637,349

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $50,061,738

At June 30, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$9,502,569
Unrealized depreciation	(1,349,601)
Net unrealized appreciation	$8,152,968

See accompanying notes to financial statements.

Statements of Assets and Liabilities (Unaudited) June 30, 2019

	Shelton BDC Income Fund	Shelton Real Estate Income Fund	Shelton International Select Equity Fund
Assets
Investments in securities
Cost of investments	$6,782,894	$5,074,766	$50,005,431
Market value of investments (Note 1)	6,896,949	5,750,372	58,214,706
Cash	60,347	35,384	118,052
Dividend receivable	62,183	39,991	40,541
Reclaim Receivable	—	1,142	340,949
Receivable from investment advisor	4,539	3,705	6,633
Prepaid expenses	4,726	6,022	5,114
Total assets	$7,028,744	$5,836,616	$58,725,995

Liabilities
Payables and other liabilites
Payable to investment advisor	4,994	4,130	32,065
Distributions payable	126,195	20,084	—
Accrued 12b-1 fees	651	268	3,376
Accrued Administration fees	485	394	4,333
Accrued Audit fees	3,726	3,534	5,263
Accrued CCO fees	105	—	—
Accrued Custody fees	1,221	1,744	8,597
Accrued Expenses	1,547	5,058	2,707
Accrued Fund Accounting Fees	2,378	2,594	5,417
Accrued Reorganization Expense	—	—	24,225
Accrued Shareholder Servicing fees	—	—	252
Accrued Transfer Agent fees	1,803	1,238	2,411
Total liabilities	143,105	39,044	88,646

Net assets	$6,885,639	$5,797,572	$58,637,349

Net assets at June 30, 2019 consist of
Paid-in capital	10,978,973	5,361,703	104,046,854
Distributable earnings/(loss)	(4,093,334)	435,869	(45,409,505)
Total net assets	$6,885,639	$5,797,572	$58,637,349

Net assets
Institutional Shares	$225,148	$244,252	$52,936,888
Investor Shares	$6,660,491	$5,553,320	$5,700,461

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	25,863	27,026	2,485,976
Investor Shares (no par value, unlimited shares authorized)	770,423	600,412	268,764

Net asset value per share
Direct or Institutional Shares	$8.71	$9.04	$21.29
Investor Shares	$8.65	$9.25	$21.21

See accompanying notes to financial statements.

Statements of Operations (Unaudited) For the Six Months Ended June 30, 2019

	Shelton BDC Income Fund	Shelton Real Estate Income Fund	Shelton International Select Equity Fund
Investment income
Interest income	$—	$—	$28,441
Dividend income (net of foreign tax witheld: $—, $38, and $104,987 respectively)	394,765	111,989	937,334
Other Income	—	269	66
Total	394,765	112,258	965,841

Expenses
Management fees (Note 2)	42,386	22,462	198,527
Administration fees (Note 2)	4,124	2,458	26,828
Transfer agent fees	5,562	3,799	8,724
Accounting services	10,127	9,327	17,576
Custodian fees	1,001	1,023	19,517
Legal and audit fees	5,005	3,971	17,297
CCO fees (Note 2)	805	482	4,735
Trustees fees	2,612	2,708	2,685
Insurance	378	237	1,832
Printing	7,281	5,181	8,119
Registration and dues	12,141	9,981	7,126
12b-1 fees Investor Shares (Note 2)	10,478	6,897	7,370
Total expenses	101,900	68,526	320,336
Less reimbursement from manager (Note 2)	(31,841)	(28,850)	(42,338)
Net expenses	70,059	39,676	277,998
Net investment income	324,706	72,582	687,843

Realized and unrealized gain (loss) on investments
Net realized gain/(loss) from security transactions	(458,128)	253,696	356,073
Change in unrealized appreciation/(depreciation) of investments	1,549,202	584,790	6,923,247
Net realized and unrealized gain/(loss) on investments	1,091,074	838,486	7,279,320

Net increase/(decrease) in net assets resulting from operations	$1,415,780	$911,068	$7,967,163

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Shelton BDC Income Fund		Shelton Real Estate Income Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income/(loss)	$324,706	$974,476	$72,582	$200,634
Net realized gain/(loss) on investments and foreign currency transactions	(458,128)	(476,503)	253,696	(278,382)
Change in unrealized appreciation/(depreciation) of investments	1,549,202	(1,014,830)	584,790	(455,237)
Net increase/(decrease) in net assets resulting from operations	1,415,780	(516,857)	911,068	(532,985)

Distributions to shareholders
Distributions
Institutional Shares	(33,342)	(134,151)	(722)	(2,956)
Investor Shares	(353,519)	(903,402)	(42,642)	(201,492)
Distributions from return of capital
Institutional shares	—	—	—	(1,677)
Investor shares	—	—	—	(110,383)
Total Distributions	(386,861)	(1,037,553)	(43,364)	(316,508)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(3,746,670)	(3,937,860)	(415,751)	(3,852,015)
Total increase/(decrease)	(2,717,751)	(5,492,270)	451,953	(4,701,508)

Net assets
Beginning of year	9,603,390	15,095,660	5,345,619	10,047,127
End of year	$6,885,639	$9,603,390	$5,797,572	$5,345,619

	Shelton International Select Equity Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income/(loss)	$687,843	$428,257
Net realized gain/(loss) on investments and foreign currency transactions	356,073	6,151,978
Change in unrealized appreciation/(depreciation) of investments	6,923,247	(13,778,371)
Net increase/(decrease) in net assets resulting from operations	7,967,163	(7,198,136)

Distributions to shareholders
Distributions
Institutional Shares	(108,215)	(412,083)
Investor Shares	(9,704)	(27,801)
Total Distributions	(117,919)	(439,884)

Capital share transactions
Increase/(Decrease) in net assets resulting from capital share transactions	3,460,027	8,357,579
Total increase/(decrease)	11,309,271	719,559

Net assets
Beginning of year	47,328,078	46,608,519
End of year	$58,637,349	$47,328,078

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Shelton BDC Income Fund	Institutional Shares
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Shares sold	12,814	$110,697	80,073	$712,971
Shares issued in reinvestment of distributions	492	4,205	2,576	22,205
Shares repurchased	(138,872)	(1,197,289)	(111,651)	(941,893)
Net increase (decrease)	(125,566)	$(1,082,387)	(29,002)	$(206,717)

	Investor Shares
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Shares sold	71,169	$621,165	167,319	$1,500,230
Shares issued in reinvestment of distributions	12,400	107,133	50,375	428,838
Shares repurchased	(389,386)	(3,392,581)	(638,068)	(5,660,211)
Net increase (decrease)	(305,817)	$(2,664,283)	(420,374)	$(3,731,143)

Shelton Real Estate Income Fund	Institutional Shares
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Shares sold	30,778	$273,502	13,242	$111,869
Shares issued in reinvestment of distributions	24	211	561	4,633
Shares repurchased	(4,553)	(40,352)	(28,224)	(236,833)
Net increase (decrease)	26,249	$233,361	(14,421)	$(120,331)

	Investor Shares
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Shares sold	6,396	$58,633	8,216	$68,996
Shares issued in reinvestment of distributions	2,049	18,582	30,212	256,117
Shares repurchased	(82,327)	(726,327)	(480,772)	(4,056,797)
Net increase (decrease)	(73,882)	$(649,112)	(442,344)	$(3,731,684)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Shelton International Select Equity Fund	Institutional Shares
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Shares sold	379,774	$7,705,227	404,517	$8,389,760
Shares issued in connection with merger of European Growth and Income Fund	N/A	N/A	255,732	5,433,116
Shares issued in reinvestment of distributions	4,962	102,018	18,763	399,273
Shares repurchased	(156,478)	(3,230,522)	(428,116)	(8,947,676)
Net increase (decrease)	228,258	$4,576,723	250,896	$5,274,473

	Investor Shares
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Shares sold	42,760	$864,759	29,894	$603,645
Shares issued in connection with merger of European Growth and Income Fund	N/A	N/A	180,163	3,818,373
Shares issued in reinvestment of distributions	433	8,867	1,022	21,696
Shares repurchased	(97,288)	(1,990,322)	(65,942)	(1,360,608)
Net increase (decrease)	(54,095)	$(1,116,696)	145,137	$3,083,106

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period

Shelton BDC Income Fund	Institutional Shares					Formerly AR Capital BDC Income Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Year Ended December 31, 2017	Period Ended December 31, 2016(a)(b)		Year Ended March 31, 2016(c)		Period Ended March 31, 2015(c)(d)
Net asset value, beginning of year	$7.75	$8.92	$9.11	$8.40		$9.65		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(e)	0.24	0.71	0.59	0.44		0.80		1.55
Net gain/(loss) on securities (both realized and unrealized)	0.94	(1.10)	(0.22)	0.72		(1.36)		(1.40)
Total from investment operations	1.18	(0.39)	0.37	1.16		(0.56)		0.15
LESS DISTRIBUTIONS
Dividends from net investment income	(0.22)	(0.78)	(0.56)	(0.45)		(0.69)		(0.50)
Distributions from capital gains	—	—	—	—		—		—
Total distributions	(0.22)	(0.78)	(0.56)	(0.45)		(0.69)		(0.50)
Net asset value, end of year	$8.71	$7.75	$8.92	$9.11		$8.40		$9.65

Total return	7.78%	(4.80)%	3.94%	14.07	%(f)	(5.76	)%(g)	1.59	%(g)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$225	$1,173	$1,610	$420		$443		$106
Ratio of expenses to average net assets:(h)
Before expense reimbursements	0.95%	1.78%	1.78%	2.53	%(i)	2.47%		10.23	%(i)
After expense reimbursements	0.62%	1.26%	1.25%	1.24	%(i)	1.25%		1.25	%(i)
Ratio of net investment income/(loss) to average net assets(j)						9.30%		17.58	%(i)
Before expense reimbursements	2.50%	7.56%	5.82%	5.26	%(i)
After expense reimbursements	2.83%	8.08%	6.34%	6.55	%(i)
Portfolio turnover	65%	30%	118%	38	%(f)	166%		33	%(f)

(a)	For the nine months ended December 31, 2016. See Note 5.
(b)	Following the acquisition on November 4, 2016, advisor class and class A were renamed Institutional and Investor Class, respectively.
(c)	Audited by other independent registered public accounting firm.
(d)	The inception date of Shelton BDC Income Fund is April 22, 2014; the commencement of operations and start of performance for Institutional Class and Investor Class is May 2, 2014.
(e)	Calculated based upon average shares outstanding.
(f)	Not annualized
(g)

Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower. Returns are not annualized

(h)	Does not include expenses of investment companies in which the Fund invests.
(i)	Annualized
(j)	Recognition of net investment income by the Fund is affected by the timing in which the Fund invests. The ratio does not include the net income of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton BDC Income Fund	Investor Shares					Formerly AR Capital BDC Income Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Year Ended December 31, 2017	Period Ended December 31, 2016(a)(b)		Year Ended March 31, 2016(c)		Period Ended March 31, 2015(c)(d)
Net asset value, beginning of year	$7.83	$9.01	$9.21	$8.51		$9.66		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(e)	0.30	0.68	0.54	0.44		0.70		0.77
Net gain/(loss) on securities (both realized and unrealized)	0.91	(1.11)	(0.19)	0.71		(1.17)		(0.62)
Total from investment operations	1.21	(0.43)	0.35	1.15		(0.47)		0.15
LESS DISTRIBUTIONS
Dividends from net investment income	(0.39)	(0.75)	(0.55)	(0.45)		(0.68)		(0.49)
Distributions from capital gains	—	—	—	—		—		—
Total distributions	(0.39)	(0.75)	(0.55)	(0.45)		(0.68)		(0.49)
Net asset value, end of year	$8.65	$7.83	$9.01	$9.21		$8.51		$9.66

Total return	7.72%	(5.13)%	3.73%	13.74	%(f)	(4.83	)%(g)	1.56	%(g)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$6,660	$8,430	$13,486	$13,614		$12,853		$11,658
Ratio of expenses to average net assets:(h)
Before expense reimbursements	1.08%	2.03%	2.04%	2.82	%(i)	2.66%		7.61	%(i)
After expense reimbursements	0.74%	1.51%	1.50%	1.50	%(i)	1.45%		1.50	%(i)
Ratio of net investment income/(loss) to average net assets(j)						7.89%		8.94	%(i)
Before expense reimbursements	3.13%	7.13%	5.21%	5.16	%(i)
After expense reimbursements	3.47%	7.65%	5.73%	6.48	%(i)
Portfolio turnover	65%	30%	118%	38	%(f)	166%		33	%(f)

(a)	For the nine months ended December 31, 2016. See Note 5.
(b)	Following the acquisition on November 4, 2016, advisor class and class A were renamed Institutional and Investor Class, respectively.
(c)	Audited by other independent registered public accounting firm.
(d)	The inception date of Shelton BDC Income Fund is April 22, 2014; the commencement of operations and start of performance for Institutional Class and Investor Class is May 2, 2014.
(e)	Calculated based upon average shares outstanding.
(f)	Not annualized
(g)

Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower. Returns are not annualized

(h)	Does not include expenses of investment companies in which the Fund invests.
(i)	Annualized
(j)	Recognition of net investment income by the Fund is affected by the timing in which the Fund invests. The ratio does not include the net income of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Real Estate Income Fund	Institutional Shares					Formerly AR Capital Real Estate Income Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Year Ended December 31, 2017	Period Ended December 31, 2016(a)(b)		Year Ended March 31, 2016(c)		Year Ended March 31, 2015(c)		Period Ended March 31, 2014(c)(d)
Net asset value, beginning of year	$7.72	$8.64	$8.82	$10.65		$11.40		$10.22		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(e)	0.17	0.19	0.28	0.23		0.26		0.27		0.25
Net gain/(loss) on securities (both realized and unrealized)	1.21	(0.72)	0.07	0.07		0.02	(f)	1.58		0.23	(f)
Total from investment operations	1.38	(0.53)	0.35	0.30		0.28		1.85		0.48
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)	(0.23)	(0.53)	(0.38)		(0.48)		(0.60)		(0.18)
Distributions from return of capital	—	(0.14)	—	(0.18)		—		—		—
Distributions from capital gains	—	(0.02)	—	(1.57)		(0.55)		(0.07)		(0.08)
Total distributions	(0.06)	(0.39)	(0.53)	(2.13)		(1.03)		(0.67)		(0.26)
Net asset value, end of year	$9.04	$7.72	$8.64	$8.82		$10.65		$11.40		$10.22

Total return	12.08%	(6.38)%	3.98%	3.15	%(g)	2.90	%(h)	18.71	%(h)	5.01	%(h)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$244	$6	$131	$908		$703		$15,295		$17,533
Ratio of expenses to average net assets:
Before expense reimbursements	0.95%	2.02%	2.10%	2.49	%(i)	2.01%		2.21%		3.97	%(i)
After expense reimbursements	0.56%	1.16%	1.17%	1.14	%(i)	1.15%		1.15%		1.15	%(i)
Ratio of net investment income/(loss) to average net assets						2.40%		2.54%		3.09	%(i)
Before expense reimbursements	1.54%	1.61%	2.20%	1.61	%(i)
After expense reimbursements	1.92%	2.26%	3.13%	1.34	%(i)
Portfolio turnover	18%	38%	41%	137	%(g)	99%		104%		86	%(g)

(a)	Following the acquisition on November 4, 2016, advisor class and class A were renamed Institutional and Investor Class, respectively.
(b)	For the nine months ended December 31, 2016. See Note 5.
(c)	Audited by other independent registered public accounting firm.
(d)	The inception date of Shelton Real Estate Income Fund is June 4, 2013; the commencement of operations and start of performance is June 7, 2013.
(e)	Calculated based upon average shares outstanding.
(f)

Net realized and unrealized gain on investments per share does not correlate within the financial highlights for the periods ended March 31, 2016 and March 31, 2014, due to the timing of shareholder subscriptions and redemptions.

(g)	Not annualized
(h)

Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower. Returns are not annualized

(i)	Annualized

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Real Estate Income Fund	Investor Shares					Formerly AR Capital Real Estate Income Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Year Ended December 31, 2017	Period Ended December 31, 2016(a)(b)		Year Ended March 31, 2016(c)		Year Ended March 31, 2015(c)		Period Ended March 31, 2014(c)(d)
Net asset value, beginning of year	$7.92	$8.88	$8.85	$10.66		$11.40		$10.21		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(e)	0.11	0.23	0.31	0.21		0.30		0.26		0.28
Net gain/(loss) on securities (both realized and unrealized)	1.29	(0.79)	0.01	0.07		(0.03	)(f)	1.57		0.18	(f)
Total from investment operations	1.40	(0.56)	0.32	0.28		0.27		1.83		0.46
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)	(0.24)	(0.29)	(0.35)		(0.46)		(0.57)		(0.17)
Distributions from return of capital	—	(0.14)	—	(0.17)		—		—		—
Distributions from capital gains	—	(0.02)	—	(1.57)		(0.55)		(0.07)		(0.08)
Total distributions	(0.07)	(0.40)	(0.29)	(2.09)		(1.01)		(0.64)		(0.25)
Net asset value, end of year	$9.25	$7.92	$8.88	$8.85		$10.66		$11.40		$10.21

Total return	11.74%	(6.55)%	3.72%	3.02	%(g)	2.79	%(h)	18.47	%(h)	4.83	%(h)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$5,553	$5,340	$9,916	$14,898		$11,396		$20,677		$14,362
Ratio of expenses to average net assets:
Before expense reimbursements	1.09%	2.27%	2.35%	2.72	%(i)	2.22%		2.46%		4.22	%(i)
After expense reimbursements	0.69%	1.41%	1.42%	1.39	%(i)	1.36%		1.40%		1.40	%(i)
Ratio of net investment income/(loss) to average net assets						2.75%		2.41%		3.47	%(i)
Before expense reimbursements	0.86%	1.92%	2.53%	1.41	%(i)
After expense reimbursements	1.26%	2.78%	3.46%	2.74	%(i)
Portfolio turnover	18%	38%	41%	137	%(g)	99%		104%		86	%(g)

(a)	Following the acquisition on November 4, 2016, advisor class and class A were renamed Institutional and Investor Class, respectively.
(b)	For the nine months ended December 31, 2016. See Note 5.
(c)	Audited by other independent registered public accounting firm.
(d)	The inception date of Shelton Real Estate Income Fund is June 4, 2013; the commencement of operations and start of performance is June 7, 2013.
(e)	Calculated based upon average shares outstanding.
(f)

Net realized and unrealized gain on investments per share does not correlate within the financial highlights for the periods ended March 31, 2016 and March 31, 2014, due to the timing of shareholder subscriptions and redemptions.

(g)	Not annualized
(h)

Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower. Returns are not annualized

(i)	Annualized

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton International Select Equity Fund Institutional Shares(a)	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Period Ended December 31, 2017(b)	Year Ended April 30, 2017		Year Ended April 30, 2016(c)		Year Ended April 30, 2015(c)		Year Ended April 30, 2014(c)
Net asset value, beginning of year	$18.35	$21.34	$18.03	$15.90		$21.20		$23.53		$20.59
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(d)	0.26	0.19	0.10	0.22		0.25		0.24		0.20
Net gain/(loss) on securities (both realized and unrealized)	2.72	(2.97)	3.61	2.13		(5.01)		(2.36)		2.92
Total from investment operations	2.98	(2.78)	3.71	2.35		(4.76)		(2.12)		3.12
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)	(0.21)	(0.39)	(0.22)		(0.54)		(0.21)		(0.15)
Distributions from return of capital	—	—	(0.01)	—		—		—		—
Distributions from capital gains	—	—	—	—		—		—		(0.03)
Total distributions	(0.04)	(0.21)	0.40	(0.22)		(0.54)		(0.21)		(0.18)
Redemption Fees	—	—	—	—		—		—	(e)	—	(e)
Net asset value, end of year	$21.29	$18.35	$21.34	$18.03		$15.90		$21.20		$23.53

Total return	0.31%	(13.17)%	20.74%	14.89	%(f)	(22.36	)%(f)	(8.94	)%(f)	15.18	%(f)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$52,937	$41,424	$42,824	$38,737		$44,133		$369,610		$347,791
Ratio of expenses to average net assets:
Before expense reimbursements	0.57%	1.36%	1.32%	1.76	%(g)	1.28	%(g)	1.20	%(g)	1.20	%(g)
After expense reimbursements	0.49%	1.17%	0.99%	0.99%		1.23%		1.20%		1.24%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.20%	0.73%	0.41%
After expense reimbursements	1.28%	0.92%	0.74%	1.32%		1.36%		1.11%		0.92%
Portfolio turnover	23%	65%	24%	41%		40%		8%		6%

(a)	As of July 28, 2017 Class A shares and I shares were renamed to Investor shares and Institutional shares, respectively.
(b)	For the eight month period ended December 31, 2017.
(c)	Audited by other independent registered public accounting firm.
(d)	Calculated based upon average shares outstanding.
(e)	Amount is less than $0.005 per share.
(f)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. For Investor Shares (Formerly Class A Shares), total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(g)	During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton International Select Equity Fund Investor Shares(a)	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Period Ended December 31, 2017(b)	Year Ended April 30, 2017		Year Ended April 30, 2016(c)		Year Ended April 30, 2015(c)		Year Ended April 30, 2014(c)
Net asset value, beginning of year	$18.29	$21.30	$18.02	$15.88		$21.16		$23.48		$20.54
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(d)	0.22	0.11	0.08	0.17		0.19		0.17		0.14
Net gain/(loss) on securities (both realized and unrealized)	2.73	(2.94)	3.60	2.13		(4.97)		(2.34)		2.92
Total from investment operations	2.95	(2.83)	3.68	2.30		(4.78)		(2.17)		3.06
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)	(0.18)	(0.39)	(0.16)		(0.50)		(0.15)		(0.09)
Distributions from return of capital	—	—	(0.01)	—		—		—		—
Distributions from capital gains	—	—	—	—		—		—		(0.03)
Total distributions	(0.03)	(0.18)	(0.40)	(0.16)		(0.50)		(0.15)		(0.12)
Redemption Fees	—	—	—	—		—		—	(e)	—	(e)
Net asset value, end of year	$21.21	$18.29	$21.30	$18.02		$15.88		$21.16		$23.48

Total return	0.11%	(13.41)%	20.53%	14.55	%(f)	(22.51	)%(f)	(9.18	)%(f)	14.90	%(f)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$5,700	$5,904	$3,785	$4,488		$8,488		$31,583		$46,435
Ratio of expenses to average net assets:
Before expense reimbursements	0.69%	1.56%	1.59%	2.02	%(g)	1.53	%(g)	1.45	%(g)	1.45	%(g)
After expense reimbursements	0.61%	1.38%	1.24%	1.24%		1.48%		1.45%		1.49%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.99%	0.33%	0.23%
After expense reimbursements	1.07%	0.51%	0.58%	1.06%		1.11%		0.75%		0.67%
Portfolio turnover	23%	65%	24%	41%		40%		8%		6%

(a)	As of July 28, 2017 Class A shares and I shares were renamed to Investor shares and Institutional shares, respectively.
(b)	For the eight month period ended December 31, 2017.
(c)	Audited by other independent registered public accounting firm.
(d)	Calculated based upon average shares outstanding.
(e)	Amount is less than $0.005 per share.
(f)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. For Investor Shares (Formerly Class A Shares), total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(g)	During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated.

See accompanying notes to financial statements.

SCM Trust	Notes to Financial Statements (Unaudited)	June 30, 2019

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. The Trust currently consists of four separate series, each of which is included in these financial statements.

Shelton BDC Income Fund (“BDC Income Fund”) is an open-end, non-diversified series of the Trust. The Fund’s inception date is April 22, 2014, and the commencement date of operations is May 2, 2014. The investment objective is to provide a high level of income with the potential for capital appreciation. Effective July 1, 2016, Shelton Capital Management, a California limited partnership (“Shelton” or the “Advisor”) became the advisor to the Fund.

Shelton Real Estate Income Fund (“Real Estate Income Fund”) is an open-end, non-diversified series of the Trust. The Fund’s inception date is June 4, 2013, and the commencement date of operations is June 7, 2013. The investment objective is to provide current income with the potential for capital appreciation. Effective July 1, 2016, Shelton became the advisor to the Fund.

Shelton International Select Equity Fund (“International Select Fund”, and together with the BDC Income Fund, and the Real Estate Income Fund, each a “Fund” and collectively, the “Funds”) is an open-end, diversified series of the Trust. The Fund’s inception date is July 31, 2009. The Fund’s investment objective is to achieve long-term capital appreciation. Effective July 18, 2016, Shelton became the advisor to the Fund. The International Select Fund is a successor to a series of the FundVantage Trust, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on July 28, 2017. Prior to July 28, 2017, the Successor Fund had no investment operations. As a result of the reorganization, holders of Class A Shares of the former International Select Fund received Investor Shares of the successor International Select Equity Fund and holders of Class I Shares of the former International Select Equity Fund received Institutional Shares of the successor International Select Equity Fund.

On August 24, 2018, the Shelton European Growth and Income Fund (“European Growth and Income Fund”) was reorganized with and into the International Select Fund, each a series of SCM Trust. On July 25, 2018, the shareholders of the European Growth and Income Fund’s approved the reorganization. As part of the reorganization, each shareholder of the Class K and Direct Class shares of the European Growth and Income Fund received shares of, respectively, the Investor Class and Institutional Class shares of the International Select Fund. After the reorganization, the European Growth and Income Fund was dissolved.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

(a)    Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to the Advisor’s Pricing Committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b)     Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c)     Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Distributions to shareholders are recorded on the ex-dividend. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(d)     Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2019

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(e)     Concentration — The Real Estate Income Fund concentrates its investments in real estate securities (i.e., securities of issuers in the real estate industry), including securities issued by REITs. The Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in income producing real estate securities. The Advisor evaluates securities based primarily on the relative attractiveness of income and secondarily considers their potential for capital appreciation. The Advisor considers real estate securities to be securities issued by a company that (a) derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or (b) has at least 50% of its assets invested in such real estate. The Advisor plans to sell a security if, in the judgment of the portfolio managers, the security’s income potential has been compromised, an issuer’s fundamentals have deteriorated or may deteriorate or a more attractive investment opportunity is identified. The Fund invests in both equity and debt securities and invests to a substantial degree in securities issued by REITs. REITs are pooled investment vehicles that own interests in real estate, real-estate related loans or similar interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A majority of the REITs in which the Fund invests are generally considered by the Advisor to be medium- or small-capitalization companies. The Fund will not invest in non-traded REITs that are sponsored, managed or distributed by affiliates of the Advisor. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. Although the Advisor anticipates that the Fund will invest a substantial portion of its assets in equity securities, the Fund may invest up to 100% of its net assets in debt securities of any maturity, duration or credit rating. Debt securities in which the Fund may invest include corporate debt obligations and CMBS. Debt securities acquired by the Fund may also include high-yield debt securities (commonly referred to as “junk” bonds) issued or guaranteed by real estate companies or other companies. The Fund invests in securities across all market capitalization ranges. The Fund may invest up to 15% of its net assets in illiquid securities

The BDC Income Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of business development companies (“BDCs”) that are traded on one or more nationally recognized securities exchanges. The equity securities in which the Fund may invest consist of common stocks, securities convertible into common stocks; and preferred stocks. In addition, although the Fund typically invests in equity securities, the Fund may invest up to 20% of its net assets in debt securities of BDCs and other issuers of any maturity, duration or credit rating.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Concentration of Credit Risk: The Funds place their cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

(f)     Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(g)     Share Valuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(h)     Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2015-2017) or expected to be taken in the Fund’s 2018 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i)     Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2019

The following table summarizes the valuation of the Trust’s securities at June 30, 2019 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Assets
BDC Income Fund	$6,831,281	$—	$65,668	$6,896,949
Real Estate Income Fund	5,750,372	—	—	5,750,372
International Select Fund	54,017,167	4,197,539	—	58,214,706
Total investments in securities	$66,598,820	$4,197,539	$65,668	$70,862,027

(a)	It is the Fund’s policy to recognize transfers between levels on the last day of the fiscal reporting period.
(b)	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

Level 3 Securities	BDC Income Fund
Beginning Balance	$65,668
Net Purchases	—
Net Sales	—
Total Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	—
Accrued Interest	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance	$65,668

NOTE 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

Fund	Net Assets
BDC Income Fund	0.90%
Real Estate Income Fund	0.80%
International Select Equity Fund	0.74%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the voluntary expense limits, for the year ended December 31, 2018 are as follows:

	Voluntary Expense Limitation
Fund	Institutional Shares	Investor Shares	Contractual Dates
BDC Income Fund	1.25%	1.50%	5/1/2019-5/1/2020
Real Estate Income Fund	1.17%	1.42%	5/1/2019-5/1/2020
International Select Equity Fund	0.99%	1.24%	5/1/2019-5/1/2020

At December 31, 2018, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $2,453,519. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 3/31/19	Expires 4/30/19	Expires 12/31/19	Expires 4/30/20	Expires 12/31/20	Expires 12/31/21		Total
BDC Income Fund	$281,806	$—	$160,178	$—	$81,015	$48,779	*	$571,778
Real Estate Income Fund	305,545	—	154,139	—	113,675	47,398	*	620,757
International Select Equity Fund	—	—	—	272,685	105,811	91,289		469,785
Total	$587,351	$359,405	$314,317	$588,100	$347,210	$257,136		$2,453,519

*	The financial information presented reflects the expense reimbursement by Shelton Capital Management in effect from May 1, 2018 to December 31, 2018.

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2019

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton Capital. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion.

Certain officers and Trustees of the Trust are also partners of Shelton Capital. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays the Distributor, an affiliate of Shelton Capital, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

For the period ended June 30, 2019 the following were paid:

Fund	Class Investor 12b-1 Fees
BDC Income Fund	$10,478
Real Estate Income Fund	6,897
International Select Equity Fund (Formerly Class A Shares)	7,370

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the period are included in the Statement of Operations.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended June 30, 2019 were as follows:

Fund	Purchases	Sales
BDC Income Fund	$2,193,988	$5,936,898
Real Estate Income Fund	978,263	1,035,450
International Select Equity Fund	11,796,441	8,089,816

NOTE 4 - TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2018, permanent differences resulting from different book and tax accounting for expiration of capital loss carryforwards, PFIC Reclasses and treatment of foreign currency gains have been reclassified. The reclassifications were as follows:

	Increase (Decrease) Paid-In Capital	Distributable Income/(Loss)
BDC Income Fund	$(1,824)	$1,824
Real Estate Income Fund	—	—
International Select Equity Fund	961,200	(961,200)

Tax Basis of Distributable Earnings: The tax character of distributable earnings at December 31, 2018 was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October and Other Losses	Total Distributable Earnings
BDC Income Fund	$—	$—	$(3,526,583)	$(1,503,322)	$—	$(5,029,905)
Real Estate Income Fund	—	—	(1,704,613)	38,794	—	(1,665,819)
International Select Equity Fund	75,082	—	(54,445,627)	1,213,586	(76,511)	(53,233,470)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to wash sales and PFICs.

Capital Losses: Capital loss carry forwards, as of December 31, 2018, available to offset future capital gains, if any, are as follows:

Expiring	BDC Income Fund	Real Estate Income Fund*	International Select Equity Fund
Long Term with No Expiration	$1,038,446	$256,573	$50,023,271
Short Term with No Expiration	2,488,137	1,448,040	4,422,356
Total	$3,526,583	$1,704,613	$54,445,627

*	Subject to limitations under §382 of the Code

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2019

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during are as follows:

Fund	Year	Return of Capital	Ordinary Income	Long-Term Capital Gains(a)	Total Distributions
BDC Income Fund	December 31, 2017	$—	$905,673	$—	$905,673
	December 31, 2018	—	1,037,553	—	1,037,553
Real Estate Income Fund	December 31, 2017	—	390,622	—	390,622
	December 31, 2018	112,060	187,569	16,879	316,508
International Select Equity Fund	April 30, 2017	—	557,960	—	557,960
	December 31, 2017(b)	25,276	881,057	—	906,333
	December 31, 2018	—	439,884	—	439,884

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2018.
(b)	For the period May 1, 2017 to December 31, 2017.

NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, accounting principles generally accepted in the United States of America (“GAAP”), International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective far all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

NOTE 6 – SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2019, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements and has determined that there were no subsequent events requiring recognition or disclosure.

SCM Trust	Additional Information (Unaudited)	June 30, 2019

Fund Holdings (Unaudited)

The Fund holdings shown in this report are as of June 30, 2019. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Records (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the SCM Trust uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current SCM Trust prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Board of Trustees and Executive Officers

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Chairman of the Board, Trustee, President	Since August 1998, Since August 1999, Since August 1999
Kevin T. Kogler	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Trustee	Since May 2006
Marco L. Quazzo	1875 Lawrence Street, Suite 300 Denver, CO 80202	1962	Trustee	Since August 2014
Stephen H. Sutro	1875 Lawrence Street, Suite 300 Denver, CO 80202	1969	Trustee	Since May 2006
William P. Mock	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Treasurer	Since February 2010
Gregory T. Pusch	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Chief Compliance Officer, Secretary	Since March 2017

Each Trustee oversees the Trust’s four Funds, three of which are covered by this report. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present.
Gregory T. Pusch	Principal Occupations Past five years: Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance / CCO, HarbourVest Partners 2012-2015.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

Board Approval of the Investment Advisory Agreement (Unaudited) June 30, 2019

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the SCM Trust (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

●	The Investment Advisory Agreement (the “Advisory Agreement”) dated October 11, 2016 between SCM Trust, on behalf of the funds listed below, and Shelton Capital Management (“SCM”):

o	Shelton International Select Equity Fund;

o	Shelton BDC Income Fund; and

o	Shelton Real Estate Income Fund (each, a “Fund” and collectively, the “Funds”).

At a meeting held in-person on February 13-14, 2019, the Board, including a majority of the Independent Trustees, considered and approved the continuation of the Advisory Agreement for an additional one-year period ending March 31, 2020:

Prior to the meeting, the Independent Trustees requested information from SCM and third-party sources. This information, together with other information provided by SCM, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by SCM, including reports on each applicable Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM to the applicable Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding SCM (the principal business activity of which is managing the Funds), descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each applicable Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the Advisory Agreement with SCM representatives, and in a private session with independent legal counsel at which representatives of SCM were not present. In deciding to approve the renewal of the Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of SCM’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: SCM’s policies, procedures and systems to ensure compliance with applicable laws and regulations and each of their commitment to these programs; each of their efforts to keep the Trustees informed; and each of their attention to matters that may involve conflicts of interest with the applicable Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Funds under the administration servicing agreements.

The Board concluded that SCM had the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreement, and that the nature, extent and overall quality of such services provided by SCM, respectively, are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and against its benchmark indices. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size, and similar factors. Among the factors considered in this regard, were the following:

●	For the International Select Equity Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year period.

●	For the Shelton BDC Income Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year period and the fourth quartile over the 3-year period.

●	For the Shelton Real Estate Income Fund, it was noted that the performance of the Fund was in the third quartile over the 1-year, 3-year and 5-year periods.

The Board received a satisfactory explanation of the reasons underlying the performance of the lower performing Funds and SCM articulated a strategy for improving performance of these Funds. The Board ultimately concluded that SCM’s performance records in managing the applicable Fund was satisfactory, and in some cases excellent, supporting the determination that SCM’s continued management under the applicable Advisory Agreement would be consistent with the best interests of each applicable Fund and its shareholders.

Board Approval of the Investment Advisory Agreement (Unaudited) (Continued) June 30, 2019

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements and voluntary fee waivers on certain Funds.

The Board noted that the actual management fees charged to most Funds were generally higher than the industry median for comparable funds.

The Board also observed that each Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds (and excluding acquired fund fees and expenses for the Shelton BDC Income Fund), were generally at or below the industry median for other comparable funds, with the exception of the Shelton BDC Income Fund and the Shelton Real Estate Income Fund, which were above median.

Comparable Accounts

The Board noted certain information provided by SCM regarding fees charged to other clients utilizing a strategy similar to that employed by an applicable Fund. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to SCM’s other clients employing a comparable strategy to each applicable Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s costs of providing services to the applicable Funds. The Board also reviewed the resulting level of profits to SCM, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from SCM.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s profitability, in order to ensure that each has sufficient resources to continue to provide the services that shareholders in the applicable Funds require. The Board considered SCM’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by SCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that SCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and that in the case of certain other Funds, SCM has imposed a voluntary fee limitation. Such voluntary contractual fee limitations may only be terminated with the approval of the Board of Trustees of the Funds.

The Board also considered that SCM does not receive material indirect benefits from managing the applicable Funds. For example, SCM does not seek to supplement its fees with “soft dollar” benefits.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each applicable Fund’s cost structure and level of profits for SCM, respectively, were reasonable and that economies of scale and ancillary benefits, to the extent present with respect to a Fund, were not material.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of the Advisory Agreement. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to renew and approve the Advisory Agreement.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM by the Funds, and that the renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders.

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ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half- year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting

ITEM 12. EXHIBITS.

(a)(1)	Code of Ethics not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”), are filed as Exhibit 12(a)(2) to this Form N-CSR.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCM Trust

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: August 21, 2019

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: August 21, 2019